CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 47,907	$ 35,171	$ 54,375
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	5,875	5,401	5,071
Amortization of intangible assets	2,503	2,625	2,613
Amortization of debt discount and issuance costs	868
Share-based compensation	6,949	5,092	4,326
Net effect of exchange rate fluctuation	(1,584)	(510)	1,015
Changes in assets and liabilities:
Trade accounts receivables, net	(11,711)	1,928	(12,539)
Inventories	(16,271)	(7,518)	(8,123)
Other current and long-term assets	6,878	(6,161)	(3,648)
Deferred tax assets, net	(193)	(681)	(1,916)
Operating lease right-of-use assets	1,351	2,372
Trade accounts payables	3,255	1,691	3,261
Deferred revenues	2,461	(1,728)	(6,350)
Operating lease liabilities	2,295	2,685
Other current and long-term liabilities	9,316	65	(974)
Accrued severance pay, net	354	260	13
Net cash provided by operating activities	60,253	40,692	37,124
Cash flows from investment activities:
Increase in short-term and long-term interest-bearing bank deposits	(36,016)	(4,181)	(32,998)
Purchase of property and equipment	(6,443)	(21,269)	(3,678)
Net cash used in investing activities	(42,459)	(25,450)	(36,676)
Cash flows from financing activities:
Proceeds from the issuance of convertible senior notes, net of issuance costs	193,588
Purchases of treasury shares	(12,549)	(7,159)	(4,801)
Shares issued upon exercise of options	367	492	361
Net cash provided by (used in) financing activities	181,406	(6,667)	(4,440)
Effect of exchange rate fluctuations on cash and cash equivalents	1,356	296	(828)
Increase (decrease) in cash and cash equivalents	200,556	8,871	(4,820)
Cash and cash equivalents - beginning of year	31,748	22,877	27,697
Cash and cash equivalents - end of year	232,304	31,748	22,877
Supplemental disclosure of non-cash activities:
Operating right-of-use assets recognized with corresponding operating lease liabilities	2,367	31,465
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 3,981	$ 8,342	$ 13,048